Stock Plan - Stock Option Activities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Shares
Balance, beginning (in shares)	49,206	48,762
Granted (in shares)	0	13,349
Expired or canceled (in shares)	(2,907)	(5,612)
Exercised (in shares)	(4,072)	(7,293)
Balance, ending (in shares)	42,227	49,206	48,762
Exercisable (in shares)	29,351
Weighted- Average Exercise Price Per Share
Beginning balance (in dollars per share)	$ 0.62	$ 0.50
Granted ($ per share)		0.81
Exercised (in dollars per share)	0.51	0.21
Expired or canceled (in dollars per share)	0.69	0.54
Exercisable (in dollars per share)	0.58
Ending Balance (in dollars per share)	$ 0.63	$ 0.62	$ 0.50
Options outstanding, weighted-average remaining contractual term (in years)	6 days 21 hours	8 days 2 hours	8 days 2 hours
Options exercisable, weighted-average remaining contractual term (in years)	6 days 12 hours
Options outstanding, aggregate intrinsic value	$ 844,909	$ 245,565	$ 7,698
Options exercised, aggregate intrinsic value	48,660
Options exercisable, aggregate intrinsic value	$ 588,842